Related Party Transactions (Detail) - USD ($)				4 Months Ended	6 Months Ended
	Nov. 23, 2020	Oct. 09, 2020	Aug. 21, 2020	Dec. 31, 2020	Jun. 30, 2021	Jul. 16, 2021	Jun. 25, 2021	May 11, 2021	Mar. 17, 2021	Mar. 11, 2021
Related Party Transactions (Details) [Line Items]
Common stock shares subscribed but not issued						24,000,000
Sale of stock issue price per share						$ 10.00
Common stock shares subscribed but not issued value						$ 240,000
Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Founder shares forfeited	937,500
Founder shares outstanding	6,250,000
Warrants conversion, description				business combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-initial business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants.	business combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-initial business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants.
Aggregate principal amount (in Dollars)			$ 300,000,000
Outstanding balance (in Dollars)		$ 150,295
Subscription Agreement [Member] | PIPE Investors [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subscribed but not issued						24,000,000
Sale of stock issue price per share						$ 10.00
Common stock shares subscribed but not issued value						$ 240,000,000
Subscription Agreement [Member] | PIPE Investors [Member] | Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subscribed but not issued					24,000,000
Sale of stock issue price per share					$ 10.00
Common stock shares subscribed but not issued value					$ 240,000,000
Merger Agreement [Member] | Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from PIPE financing used for the debt paydown					100,000,000.0
PIPE Subscription Agreement [Member] | New PIPE Investors [Member] | Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subscribed but not issued							700,000	100,000	50,000
PIPE Subscription Agreement [Member] | Midocean Partners V LP [Member] | Domestication Common Stock [Member] | Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subscribed but not issued										1,950,000
Common stock shares subscribed but not issued value					$ 19,500,000
Sponsor [Member] | Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Offering and formation costs (in Dollars)			$ 25,000
Sale of stock issue price per share				$ 10.00
Founder Shares [Member] | Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares			7,187,500
Shareholder outstanding shares percentage			20.00%
Proposed stockholders, description			The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its founder shares until the earlier to occur of: (A) one year after the completion of an initial business combination; and (B) subsequent to an initial business combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a an initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.		The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its founder shares until the earlier to occur of: (A) one year after the completion of an initial business combination; and (B) subsequent to an initial business combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a an initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Founder Shares [Member] | Over-Allotment Option [Member] | Empower Ltd [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeiture			937,500